Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity® Floating Rate High Income Fund
Trading Symbol	FFRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 14,498,701,337
Holdings Count | shares	601
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%

Holdings [Text Block]	A 0.0 BBB 1.6 BB 21.4 B 57.1 CCC,CC,C 7.7 D 0.0 Not Rated 6.0 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.6 BB - 21.4 B - 57.1 CCC,CC,C - 7.7 D - 0.0 Not Rated - 6.0 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.0 Corporate Bonds 4.9 Common Stocks 1.3 Alternative Funds 0.8 Preferred Securities 0.6 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.0 Corporate Bonds - 4.9 Common Stocks - 1.3 Alternative Funds - 0.8 Preferred Securities - 0.6 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 90.7 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.1 Puerto Rico 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.1 Puerto Rico - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.4 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.1 Lumen Technologies Inc 1.0 MH Sub I LLC 1.0 13.8
Fidelity Advisor Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class M
Trading Symbol	FTVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.36%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%
Net Assets	$ 317,153,258
Holdings Count | shares	275
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 15.4 Health Care 10.9 Materials 10.0 Consumer Discretionary 9.3 Energy 9.0 Utilities 6.8 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.3 Communication Services 2.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 87.2 Canada 5.3 Germany 0.9 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.8 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 5.3 Germany - 0.9 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.8 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 Sun Communities Inc 0.8 Bunge Global SA 0.8 9.4
Fidelity Advisor Capital & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class Z
Trading Symbol	FIQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 2,237,888,330
Holdings Count | shares	728
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%

Holdings [Text Block]	A 0.0 BBB 6.4 BB 22.2 B 29.0 CCC,CC,C 9.0 Not Rated 2.8 Equities 22.1 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 6.4 BB - 22.2 B - 29.0 CCC,CC,C - 9.0 Not Rated - 2.8 Equities - 22.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.7 Common Stocks 19.6 Bank Loan Obligations 12.4 Preferred Securities 4.0 Alternative Funds 2.5 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 8.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.7 Common Stocks - 19.6 Bank Loan Obligations - 12.4 Preferred Securities - 4.0 Alternative Funds - 2.5 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 United States 90.8 Canada 2.0 United Kingdom 1.9 France 1.5 China 0.6 Netherlands 0.6 Zambia 0.4 Luxembourg 0.4 Australia 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Canada - 2.0 United Kingdom - 1.9 France - 1.5 China - 0.6 Netherlands - 0.6 Zambia - 0.4 Luxembourg - 0.4 Australia - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.7 Fidelity Private Credit Company LLC 2.5 Energy Transfer LP 2.2 EchoStar Corp 1.8 Altice France SA 1.4 Tenet Healthcare Corp 1.4 X Corp 1.4 EG Global Finance PLC 1.2 LBM Acquisition LLC 1.2 Meta Platforms Inc Class A 1.1 16.9
Fidelity Advisor Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class Z
Trading Symbol	FVLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.72%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.72%
Net Assets	$ 317,153,258
Holdings Count | shares	275
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 15.4 Health Care 10.9 Materials 10.0 Consumer Discretionary 9.3 Energy 9.0 Utilities 6.8 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.3 Communication Services 2.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 87.2 Canada 5.3 Germany 0.9 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.8 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 5.3 Germany - 0.9 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.8 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 Sun Communities Inc 0.8 Bunge Global SA 0.8 9.4
Fidelity Advisor Capital & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class A
Trading Symbol	FAHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 2,237,888,330
Holdings Count | shares	728
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%

Holdings [Text Block]	A 0.0 BBB 6.4 BB 22.2 B 29.0 CCC,CC,C 9.0 Not Rated 2.8 Equities 22.1 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 6.4 BB - 22.2 B - 29.0 CCC,CC,C - 9.0 Not Rated - 2.8 Equities - 22.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.7 Common Stocks 19.6 Bank Loan Obligations 12.4 Preferred Securities 4.0 Alternative Funds 2.5 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 8.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.7 Common Stocks - 19.6 Bank Loan Obligations - 12.4 Preferred Securities - 4.0 Alternative Funds - 2.5 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 United States 90.8 Canada 2.0 United Kingdom 1.9 France 1.5 China 0.6 Netherlands 0.6 Zambia 0.4 Luxembourg 0.4 Australia 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Canada - 2.0 United Kingdom - 1.9 France - 1.5 China - 0.6 Netherlands - 0.6 Zambia - 0.4 Luxembourg - 0.4 Australia - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.7 Fidelity Private Credit Company LLC 2.5 Energy Transfer LP 2.2 EchoStar Corp 1.8 Altice France SA 1.4 Tenet Healthcare Corp 1.4 X Corp 1.4 EG Global Finance PLC 1.2 LBM Acquisition LLC 1.2 Meta Platforms Inc Class A 1.1 16.9
Fidelity Advisor Floating Rate High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class M
Trading Symbol	FFRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 14,498,701,337
Holdings Count | shares	601
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%

Holdings [Text Block]	A 0.0 BBB 1.6 BB 21.4 B 57.1 CCC,CC,C 7.7 D 0.0 Not Rated 6.0 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.6 BB - 21.4 B - 57.1 CCC,CC,C - 7.7 D - 0.0 Not Rated - 6.0 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.0 Corporate Bonds 4.9 Common Stocks 1.3 Alternative Funds 0.8 Preferred Securities 0.6 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.0 Corporate Bonds - 4.9 Common Stocks - 1.3 Alternative Funds - 0.8 Preferred Securities - 0.6 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 90.7 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.1 Puerto Rico 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.1 Puerto Rico - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.4 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.1 Lumen Technologies Inc 1.0 MH Sub I LLC 1.0 13.8
Fidelity Advisor Capital & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class C
Trading Symbol	FAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
Net Assets	$ 2,237,888,330
Holdings Count | shares	728
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%

Holdings [Text Block]	A 0.0 BBB 6.4 BB 22.2 B 29.0 CCC,CC,C 9.0 Not Rated 2.8 Equities 22.1 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 6.4 BB - 22.2 B - 29.0 CCC,CC,C - 9.0 Not Rated - 2.8 Equities - 22.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.7 Common Stocks 19.6 Bank Loan Obligations 12.4 Preferred Securities 4.0 Alternative Funds 2.5 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 8.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.7 Common Stocks - 19.6 Bank Loan Obligations - 12.4 Preferred Securities - 4.0 Alternative Funds - 2.5 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 United States 90.8 Canada 2.0 United Kingdom 1.9 France 1.5 China 0.6 Netherlands 0.6 Zambia 0.4 Luxembourg 0.4 Australia 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Canada - 2.0 United Kingdom - 1.9 France - 1.5 China - 0.6 Netherlands - 0.6 Zambia - 0.4 Luxembourg - 0.4 Australia - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.7 Fidelity Private Credit Company LLC 2.5 Energy Transfer LP 2.2 EchoStar Corp 1.8 Altice France SA 1.4 Tenet Healthcare Corp 1.4 X Corp 1.4 EG Global Finance PLC 1.2 LBM Acquisition LLC 1.2 Meta Platforms Inc Class A 1.1 16.9
Fidelity Advisor Floating Rate High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class I
Trading Symbol	FFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 14,498,701,337
Holdings Count | shares	601
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%

Holdings [Text Block]	A 0.0 BBB 1.6 BB 21.4 B 57.1 CCC,CC,C 7.7 D 0.0 Not Rated 6.0 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.6 BB - 21.4 B - 57.1 CCC,CC,C - 7.7 D - 0.0 Not Rated - 6.0 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.0 Corporate Bonds 4.9 Common Stocks 1.3 Alternative Funds 0.8 Preferred Securities 0.6 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.0 Corporate Bonds - 4.9 Common Stocks - 1.3 Alternative Funds - 0.8 Preferred Securities - 0.6 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 90.7 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.1 Puerto Rico 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.1 Puerto Rico - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.4 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.1 Lumen Technologies Inc 1.0 MH Sub I LLC 1.0 13.8
Fidelity Advisor Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class A
Trading Symbol	FAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.12%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.12%
Net Assets	$ 317,153,258
Holdings Count | shares	275
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 15.4 Health Care 10.9 Materials 10.0 Consumer Discretionary 9.3 Energy 9.0 Utilities 6.8 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.3 Communication Services 2.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 87.2 Canada 5.3 Germany 0.9 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.8 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 5.3 Germany - 0.9 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.8 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 Sun Communities Inc 0.8 Bunge Global SA 0.8 9.4
Fidelity Advisor Floating Rate High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class C
Trading Symbol	FFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 14,498,701,337
Holdings Count | shares	601
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%

Holdings [Text Block]	A 0.0 BBB 1.6 BB 21.4 B 57.1 CCC,CC,C 7.7 D 0.0 Not Rated 6.0 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.6 BB - 21.4 B - 57.1 CCC,CC,C - 7.7 D - 0.0 Not Rated - 6.0 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.0 Corporate Bonds 4.9 Common Stocks 1.3 Alternative Funds 0.8 Preferred Securities 0.6 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.0 Corporate Bonds - 4.9 Common Stocks - 1.3 Alternative Funds - 0.8 Preferred Securities - 0.6 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 90.7 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.1 Puerto Rico 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.1 Puerto Rico - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.4 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.1 Lumen Technologies Inc 1.0 MH Sub I LLC 1.0 13.8
Fidelity Advisor Capital & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class M
Trading Symbol	FAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 2,237,888,330
Holdings Count | shares	728
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%

Holdings [Text Block]	A 0.0 BBB 6.4 BB 22.2 B 29.0 CCC,CC,C 9.0 Not Rated 2.8 Equities 22.1 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 6.4 BB - 22.2 B - 29.0 CCC,CC,C - 9.0 Not Rated - 2.8 Equities - 22.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.7 Common Stocks 19.6 Bank Loan Obligations 12.4 Preferred Securities 4.0 Alternative Funds 2.5 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 8.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.7 Common Stocks - 19.6 Bank Loan Obligations - 12.4 Preferred Securities - 4.0 Alternative Funds - 2.5 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 United States 90.8 Canada 2.0 United Kingdom 1.9 France 1.5 China 0.6 Netherlands 0.6 Zambia 0.4 Luxembourg 0.4 Australia 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Canada - 2.0 United Kingdom - 1.9 France - 1.5 China - 0.6 Netherlands - 0.6 Zambia - 0.4 Luxembourg - 0.4 Australia - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.7 Fidelity Private Credit Company LLC 2.5 Energy Transfer LP 2.2 EchoStar Corp 1.8 Altice France SA 1.4 Tenet Healthcare Corp 1.4 X Corp 1.4 EG Global Finance PLC 1.2 LBM Acquisition LLC 1.2 Meta Platforms Inc Class A 1.1 16.9
Fidelity Advisor Capital & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class I
Trading Symbol	FAHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 2,237,888,330
Holdings Count | shares	728
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,237,888,330
Number of Holdings	728
Portfolio Turnover	17%

Holdings [Text Block]	A 0.0 BBB 6.4 BB 22.2 B 29.0 CCC,CC,C 9.0 Not Rated 2.8 Equities 22.1 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 6.4 BB - 22.2 B - 29.0 CCC,CC,C - 9.0 Not Rated - 2.8 Equities - 22.1 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.7 Common Stocks 19.6 Bank Loan Obligations 12.4 Preferred Securities 4.0 Alternative Funds 2.5 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 8.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.7 Common Stocks - 19.6 Bank Loan Obligations - 12.4 Preferred Securities - 4.0 Alternative Funds - 2.5 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 United States 90.8 Canada 2.0 United Kingdom 1.9 France 1.5 China 0.6 Netherlands 0.6 Zambia 0.4 Luxembourg 0.4 Australia 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Canada - 2.0 United Kingdom - 1.9 France - 1.5 China - 0.6 Netherlands - 0.6 Zambia - 0.4 Luxembourg - 0.4 Australia - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.7 Fidelity Private Credit Company LLC 2.5 Energy Transfer LP 2.2 EchoStar Corp 1.8 Altice France SA 1.4 Tenet Healthcare Corp 1.4 X Corp 1.4 EG Global Finance PLC 1.2 LBM Acquisition LLC 1.2 Meta Platforms Inc Class A 1.1 16.9
Fidelity Advisor Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class I
Trading Symbol	FVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.84%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%
Net Assets	$ 317,153,258
Holdings Count | shares	275
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 15.4 Health Care 10.9 Materials 10.0 Consumer Discretionary 9.3 Energy 9.0 Utilities 6.8 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.3 Communication Services 2.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 87.2 Canada 5.3 Germany 0.9 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.8 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 5.3 Germany - 0.9 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.8 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 Sun Communities Inc 0.8 Bunge Global SA 0.8 9.4
Fidelity Advisor Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class C
Trading Symbol	FCVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.88%
Net Assets	$ 317,153,258
Holdings Count | shares	275
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$317,153,258
Number of Holdings	275
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 15.4 Health Care 10.9 Materials 10.0 Consumer Discretionary 9.3 Energy 9.0 Utilities 6.8 Real Estate 5.8 Consumer Staples 5.3 Information Technology 4.3 Communication Services 2.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 87.2 Canada 5.3 Germany 0.9 United Kingdom 0.9 Zambia 0.8 Puerto Rico 0.8 France 0.7 Belgium 0.7 Spain 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 5.3 Germany - 0.9 United Kingdom - 0.9 Zambia - 0.8 Puerto Rico - 0.8 France - 0.7 Belgium - 0.7 Spain - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.4 Ventas Inc 1.1 Eversource Energy 1.0 Smurfit WestRock PLC 0.9 Cheniere Energy Inc 0.9 Molina Healthcare Inc 0.9 Apollo Global Management Inc 0.8 First Quantum Minerals Ltd 0.8 Sun Communities Inc 0.8 Bunge Global SA 0.8 9.4
Fidelity Advisor Floating Rate High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class Z
Trading Symbol	FIQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 14,498,701,337
Holdings Count | shares	601
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%

Holdings [Text Block]	A 0.0 BBB 1.6 BB 21.4 B 57.1 CCC,CC,C 7.7 D 0.0 Not Rated 6.0 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.6 BB - 21.4 B - 57.1 CCC,CC,C - 7.7 D - 0.0 Not Rated - 6.0 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.0 Corporate Bonds 4.9 Common Stocks 1.3 Alternative Funds 0.8 Preferred Securities 0.6 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.0 Corporate Bonds - 4.9 Common Stocks - 1.3 Alternative Funds - 0.8 Preferred Securities - 0.6 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 90.7 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.1 Puerto Rico 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.1 Puerto Rico - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.4 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.1 Lumen Technologies Inc 1.0 MH Sub I LLC 1.0 13.8
Fidelity Advisor Floating Rate High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class A
Trading Symbol	FFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 14,498,701,337
Holdings Count | shares	601
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,498,701,337
Number of Holdings	601
Portfolio Turnover	76%

Holdings [Text Block]	A 0.0 BBB 1.6 BB 21.4 B 57.1 CCC,CC,C 7.7 D 0.0 Not Rated 6.0 Equities 2.1 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.6 BB - 21.4 B - 57.1 CCC,CC,C - 7.7 D - 0.0 Not Rated - 6.0 Equities - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 88.0 Corporate Bonds 4.9 Common Stocks 1.3 Alternative Funds 0.8 Preferred Securities 0.6 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 88.0 Corporate Bonds - 4.9 Common Stocks - 1.3 Alternative Funds - 0.8 Preferred Securities - 0.6 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 90.7 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.1 Puerto Rico 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.1 Puerto Rico - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.5 Asurion LLC 2.4 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.1 Lumen Technologies Inc 1.0 MH Sub I LLC 1.0 13.8